Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 80	$ 50	$ 389	$ 902	$ 1,013
OPERATING EXPENSES:
Cost of revenue	280	845	1,284	2,440	3,007
Research and development	1,166	3,404	4,950	9,198	11,195	16,893
Sales, general and administrative	1,225	3,180	5,244	8,794	11,033	12,797
Total costs and expenses	2,671	7,429	11,478	20,432	25,235	29,690
Loss from operations	(2,591)	(7,379)	(11,089)	(19,530)	(24,222)	(29,690)
Other income (expense), net:
Interest expense (related party)	(1,503)		(1,503)
Interest and other income, net	65	178	160	419	495	407
Other income (expense), net	(1,438)	178	(1,343)	419	495	407
Net loss and total comprehensive loss	$ (4,029)	$ (7,201)	$ (12,432)	$ (19,111)	$ (23,727)	$ (29,283)
Net loss per share, basic (in Dollars per share)	$ (4.73)	$ (10.56)	$ (15.91)	$ (33.34)	$ (39.39)	$ (95.09)
Net loss per share, diluted (in Dollars per share)	$ (4.73)	$ (10.56)	$ (15.91)	$ (33.34)	$ (39.39)	$ (95.09)
Weighted average shares used in computing net loss per share, basic (in Shares)	851,090	681,634	781,461	573,300	602,333	307,969
Weighted average shares used in computing net loss per share, diluted (in Shares)	851,090	681,634	781,461	573,300	602,333	307,969